Operating Segments	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Operating Segments
6)
OPERATING SEGMENTS

The Group has three reportable segments, as described below, which are the Group’s main Lines of Business (LoBs). The LoBs offer different products and services, and are managed separately because the nature of products and services, and methods used to distribute the services are different. For each of these LoBs, the Group’s executive officers comprising of Group Chief Executive Officer, Group Chief Operating Officer (from September 23, 2025) and Group Chief Financial Officer (up to September 22, 2025) review internal management reports and are construed to be the Chief Operating Decision Maker (CODM). These LoBs assets, liabilities and expenses (other than service cost) are reviewed on an entity-wide basis by the CODM, and hence are not allocated to these LoBs. Adjusted Margin for each of these LoBs is reported to and reviewed by the CODM on a monthly basis.

The following summary describes the operations in each of the Group’s reportable segments:

1. Air ticketing: Primarily through internet based platforms, provides the facility to book domestic and international air tickets.

2. Hotels and packages: Through internet based platforms, call-centers and franchise stores, provides holiday packages and hotel reservations. The revenue related to airline tickets and other services issued as a component of Company developed tours and packages has been assigned to the hotels and packages segment and is recorded on a gross basis.

3. Bus ticketing: Primarily through internet based platforms, provides the facility to book domestic and international bus tickets.

Other operations of the Group primarily include income from sale of rail tickets, car bookings, advertisement income from hosting advertisements on its internet based platforms, fees for technical services from vendors, brand alliance fees, income from facilitating access to its internet based platforms to travel insurance companies and other agents, arranging foreign currency and other travel related ancillary services. None of these segments met the quantitative thresholds for reportable segments for any of the periods presented in these consolidated financial statements.

Information about reportable segments:

	Reportable segments
	Air ticketing			Hotels and packages			Bus ticketing			All other segments			Total
	For the year ended March 31
Particulars	2024	2025	2026	2024	2025	2026	2024	2025	2026	2024	2025	2026	2024	2025	2026
Revenue from external customers	201,246	241,529	239,948	435,542	520,411	533,063	92,693	119,361	145,271	53,043	97,035	125,709	782,524	978,336	1,043,991
Add: Customer inducement costs recorded as a reduction of revenue*	116,423	131,563	167,130	123,695	155,616	184,602	9,432	11,606	18,607	440	2,789	2,178	249,990	301,574	372,517
Less: Service cost	—	—	—	210,357	246,550	240,863	—	—	—	4,732	27,798	32,988	215,089	274,348	273,851
Adjusted Margin	317,669	373,092	407,078	348,880	429,477	476,802	102,125	130,967	163,878	48,751	72,026	94,899	817,425	1,005,562	1,142,657
Other income													770	317	2,043
Personnel expenses													(147,587)	(160,065)	(158,834)
Marketing and sales promotion expenses													(123,304)	(165,324)	(176,268)
Customer inducement costs recorded as a reduction of revenue*													(249,990)	(301,574)	(372,517)
Other operating expenses													(204,833)	(231,905)	(253,260)
Depreciation, amortization and impairment													(27,267)	(27,122)	(27,846)
Finance income													24,365	28,256	27,149
Finance costs													3,307	(32,191)	(104,756)
Share of profit (loss) of equity-accounted investees													52	(64)	(2)
Profit (loss) before tax													92,938	115,890	78,366

* For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin represents IFRS revenue after adding back customer inducement costs recorded as a reduction of revenue and deducting service costs primarily relating to sales to customers where the Company acts as the principal, for the relevant segment.

Assets and liabilities are used interchangeably between segments and these have not been allocated to the reportable segments.

Geographical Information:

In presenting the geographical information, revenue is based on the geographical location of entity providing the services and assets are based on the geographical location of the assets.

	Revenue			Non-Current Assets*
	For the year ended March 31			As at March 31
Particulars	2024	2025	2026	2025	2026
India	739,652	922,616	944,409	636,989	589,724
South East Asia	14,210	16,753	52,232	4,683	5,405
United Arab Emirates	16,838	24,403	41,054	809	910
Others	11,824	14,564	6,296	213	628
Total	782,524	978,336	1,043,991	642,694	596,667

* Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets and other non-current assets (excluding financial assets).

Major Customers:

Considering the nature of business, customers normally include individuals. Further, none of the corporate and other customers account for more than 10% or more of the Group’s revenues.